SHARE PURCHASE WARRANTS (Details) - CAD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Share Purchase Warrants Abstract
Share purchase warrants, weighted average exercise price	$ 0	$ 1.27
Share purchase warrants, shares	0	1,673,077
Share purchase warrants	$ 0	$ 435